Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Employee benefits are allocated to costs and expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Income Statement [Line Items]
Total employee benefits expenses	€ 19,940	€ 15,426	€ 12,267
Cost Of Sales [Member]
Consolidated Income Statement [Line Items]
Total employee benefits expenses	465	520	283
Sales And Marketing Expenses [Member]
Consolidated Income Statement [Line Items]
Total employee benefits expenses	3,183	2,921	2,795
Customer Service Expenses [Member]
Consolidated Income Statement [Line Items]
Total employee benefits expenses	2,459	2,153	1,651
Technical Operations And Development Expenses [Member]
Consolidated Income Statement [Line Items]
Total employee benefits expenses	6,386	5,712	3,531
General And Administrative Expenses [Member]
Consolidated Income Statement [Line Items]
Total employee benefits expenses	7,447	4,120	4,007
Employee benefit allocated cost
Consolidated Income Statement [Line Items]
Total employee benefits expenses	€ 19,940	€ 15,426	€ 12,267